Note 5 - Warrants - Warrants Outstanding (Details) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2021		Aug. 31, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Aug. 31, 2021	Apr. 30, 2021	Dec. 31, 2020
Balance outstanding (in shares)			3,302,797		3,120,147
Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 8.1
Warrants Issued in February 2017 [Member]
Balance outstanding (in shares)	[1]		0		67,349
Warrants Issued in February 2017 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1]		$ 0
Warrants Issued in February 2018 [Member]
Balance outstanding (in shares)	[1]		378,951		378,951
Balance outstanding, remaining contractual life (Year)	[1]		7 months 6 days
Warrants Issued in February 2018 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1]		$ 16.8
Warrants Issued in June 2018 [Member]
Balance outstanding (in shares)	[1],[2]		123,836		123,836
Balance outstanding, remaining contractual life (Year)	[1],[2]		10 months 24 days
Warrants Issued in June 2018 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1],[2]		$ 12.2
Warrants Issued in March 2019 [Member]
Balance outstanding (in shares)	[1]		263,507		263,507
Balance outstanding, remaining contractual life (Year)	[1]		1 year 2 months 12 days
Warrants Issued in March 2019 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1]		$ 6.6
Warrants Issued in April 2019 [Member]
Balance outstanding (in shares)	[1]		875,001		875,001
Balance outstanding, remaining contractual life (Year)	[1]		1 year 3 months 18 days
Warrants Issued in April 2019 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1]		$ 10.5
Warrants Issued in February 2020 [Member]
Balance outstanding (in shares)	[1]		1,015,001		1,015,001
Balance outstanding, remaining contractual life (Year)	[1]		2 years 7 months 6 days
Warrants Issued in February 2020 [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[1]		$ 6.3
Liability Classified Warrants [Member]
Balance outstanding (in shares)		2,271,881	2,656,296	[1]	2,723,645	[1]							2,723,645
Balance outstanding, remaining contractual life (Year)		1 year 1 month 6 days	1 year 8 months 12 days		2 years 7 months 6 days
Liability Classified Warrants [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)		$ 8.26	$ 9.49	[1]									$ 9.46
Warrants Issued in July 2017 for Consulting One [Member]
Balance outstanding (in shares)	[3]		0		25,001
Warrants Issued in July 2017 for Consulting One [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)	[3]		$ 15.64
Warrants Issued in April 2018 for Consulting [Member]
Balance outstanding (in shares)			0		25,000
Warrants Issued in April 2018 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 9.84
Warrants Issued in August 2019 for Consulting [Member]
Balance outstanding (in shares)			16,667		16,667
Balance outstanding, remaining contractual life (Year)			2 years 3 months 18 days
Warrants Issued in August 2019 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 6.84
Warrants Issued in April 2020 for Consulting [Member]
Balance outstanding (in shares)			8,334		8,334
Balance outstanding, remaining contractual life (Year)			3 years
Warrants Issued in April 2020 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 4.72
Warrants Issued in December 2020 for Consulting [Member]
Balance outstanding (in shares)			71,500		71,500
Balance outstanding, remaining contractual life (Year)			3 years 3 months 18 days
Warrants Issued in December 2020 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 3.63
Warrant Issued in April 2021 for Consulting [Member]
Balance outstanding (in shares)			250,000		250,000
Balance outstanding, remaining contractual life (Year)			8 years 7 months 6 days
Warrant Issued in April 2021 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 3.08
Warrant Issued in August 2021 for Consulting [Member]
Balance outstanding (in shares)			50,000		0
Balance outstanding, remaining contractual life (Year)			9 years 6 months
Warrant Issued in August 2021 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 1.49
Warrant Issued in September 2022 for Consulting [Member]
Balance outstanding (in shares)			250,000		0
Balance outstanding, remaining contractual life (Year)			9 years 8 months 12 days
Warrant Issued in September 2022 for Consulting [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 1.24
Equity Classified Warrants [Member]
Balance outstanding (in shares)		896,501	646,501		396,502
Balance outstanding, warrant exercise price (in dollars per share)							$ 0.62	$ 0.6	$ 1.24	$ 1.49	$ 3.08	$ 3.63
Equity Classified Warrants [Member] | Weighted Average [Member]
Balance outstanding, warrant exercise price (in dollars per share)			$ 2.42

[1]	If the Company subdivides (by any stock split, stock dividend, recapitalization or otherwise) its outstanding shares of its common stock into a smaller number of shares, the warrant exercise price is proportionately reduced and the number of shares under outstanding warrants is proportionately increased. Additionally, if the Company combines (by combination, reverse stock split or otherwise) its outstanding shares of common stock into a smaller number of shares, the warrant exercise price is proportionately increased and the number of shares under outstanding warrants is proportionately decreased. Also, the Company may voluntarily reduce the warrant exercise price for its warrants issued in March 2019 and February 2017 and may voluntarily extend the contractual term of its warrants issued in February 2017.
[2]	Includes warrants to purchase 118,372 shares at an exercise price of $12.12, expiring December 22, 2023, and warrants to purchase 5,464 shares at an exercise price of $13.92, expiring June 21, 2023.
[3]	Includes warrants to purchase 16,667 shares at an exercise price of $14.46 and warrants to purchase 8,334 shares at an exercise price of $18.00.